Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Income Tax Provision
The income tax provision (benefit) consists of the following:

	December 31, 2021	For The Period From December 29, 2020 (inception) through December 31, 2020
Current
Federal	$—	$—
State	—	—
Deferred
Federal	(680,791)	(2,184)
State	—	—
Change in valuation allowance	680,791	2,184

Income tax provision	$—	$—

Summary of Deferred Tax Assets and Liabilities
The Company’s net deferred tax assets are as follows:

	December 31, 2021	For The Period From December 29, 2020 (inception) through December 31, 2020
Deferred tax assets:

Start-up/Organization costs	$648,312	$2,184
Net operating loss carryforwards	34,663	—

Total deferred tax assets	682,975	2,184
Valuation allowance	(682,975)	(2,184)

Deferred tax asset, net of allowance	$—	$—

Summary of Statutory Federal Income Tax Rate
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31, 2021	For The Period From December 29, 2020 (inception) through December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(17.0)%	0.0%
Transaction costs allocated to derivative warrant liabilities	(0.7)%	0.0%
Merger costs	(1.3)%	0.0%
Change in valuation allowance	(2.1)%	(21.0)%

Income Taxes Benefit	0.0%	0.0%